CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income
Loans	$ 4,936	$ 5,159	$ 10,146	$ 10,475
Mortgage-backed securities	139	193	355	474
Other securities	1	1	2	169
Interest-bearing deposits and other	112	119	246	260
Total interest income	5,188	5,472	10,749	11,378
Interest expense
Deposits	887	1,420	2,486	3,433
Borrowings	311	404	695	1,547
Total interest expense	1,198	1,824	3,181	4,980
Net interest income	3,990	3,648	7,568	6,398
Provision for loan losses	82	68	668	1,044
Net interest income after provision for loan losses	3,908	3,580	6,900	5,354
Non-interest income
Gains on sales of loans	23	92	155	124
Earnings on bank-owned life insurance	44	45	90	90
Net gains (losses) on sale of real estate owned	(13)	(36)	(36)	(27)
Unrealized loss-other real estate	(48)	0	(71)	0
Other	51	53	104	102
Total non-interest income	57	154	242	289
Non-interest expense
Salaries and employee benefits	1,520	1,521	3,057	3,131
Occupancy and equipment	168	166	355	329
Legal fees	192	69	135	95
Outside service fees	189	67	100	59
Data processing	111	126	246	242
Audit and accounting	78	87	205	166
Federal deposit insurance	76	103	197	196
Franchise and other taxes	93	98	191	190
Amortization of intangible assets	65	65	131	131
Foreclosure and real estate owned expense, net	32	49	159	32
Other operating	236	257	506	468
Total non-interest expense	2,760	2,608	5,282	5,039
Income before income taxes	1,205	1,126	1,860	604
Federal income taxes
Current	851	334	(43)	443
Deferred	(455)	35	147	(240)
Total federal income taxes	396	369	104	203
NET INCOME	$ 809	$ 757	$ 1,756	$ 401
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.11	$ 0.10	$ 0.23	$ 0.05